Stock options (Price In Canadian Dollars) (Details) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average remaining life (years)	5 years 8 months 23 days
Price In Canadian Dollars 0.54 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding and exercisable	88
Weighted average remaining life (years)	4 years 3 months 4 days
Price In Canadian Dollars 0.63 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding and exercisable	303
Weighted average remaining life (years)	4 years 2 months 16 days
Price In Canadian Dollars 0.81 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding and exercisable	3,702
Weighted average remaining life (years)	3 years 11 months 19 days
Currency Canadian Dollar [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding and exercisable	4,093
Weighted average remaining life (years)	3 years 11 months 26 days